INVESTMENTS - MakeMyTrip (Details) - MakeMyTrip ¥ in Millions, $ in Millions	1 Months Ended	6 Months Ended
	Jan. 31, 2016 USD ($)	Jun. 30, 2016 CNY (¥)	Jun. 30, 2016 USD ($)	Jun. 30, 2016 CNY (¥)
Investment transaction disclosures
Purchase of shares, cost of share aggregate | $	$ 180
Fair value of available-for-sale investment			$ 180	¥ 1,200
Increase in fair value of the investment credited to other comprehensive income | ¥		¥ 13